Fixed Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Computers, software and office equipment	$ 4,622	$ 2,466
Leasehold improvements	5,211	2,943
Sub-total	9,833	5,409
Less: accumulated depreciation	2,195	1,065
Fixed assets, net	$ 7,638	$ 4,344